Investment securities and fair value disclosure (Tables)	12 Months Ended
Mar. 31, 2018
Investment securities and fair value disclosure
Schedule of investment securities at cost and at fair value

	As of March 31, 2017
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Available-for-sale securities:
Listed equity securities	15,325	9,792	(836)	(1,019)	23,262
Held-to-maturity securities	12,241	—	—	(180)	12,061
Investment securities accounted for under the fair value option	183	—	—	—	183

	27,749	9,792	(836)	(1,199)	35,506

	As of March 31, 2018
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Available-for-sale securities:
Listed equity securities	20,303	10,990	(1,587)	(983)	28,723
Held-to-maturity securities	12,642	—	—	(179)	12,463
Investment securities accounted for under the fair value option	1,754	67	—	—	1,821

	34,699	11,057	(1,587)	(1,162)	43,007

Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2017
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	3,011	—	—	3,011
Restricted cash and escrow receivables	2,655	—	—	2,655
Available-for-sale securities:
Listed equity securities	23,262	—	—	23,262
Investment securities accounted for under the fair value option	—	—	183	183
Interest rate swap contracts	—	436	—	436

	28,928	436	183	29,547

Liabilities
Forward exchange contracts	—	78	—	78
Contingent consideration in relation to investments and acquisitions	—	—	921	921

	—	78	921	999

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	6,086	—	—	6,086
Restricted cash and escrow receivables	3,417	—	—	3,417
Available-for-sale securities:
Listed equity securities	28,723	—	—	28,723
Investment securities accounted for under the fair value option	—	—	1,821	1,821
Interest rate swap contracts	—	542	—	542

	38,226	542	1,821	40,589

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	120	120

	—	—	120	120

Schedule of rolling forward of convertible and exchangeable bonds accounted for under the fair value option

Amounts
(in millions of RMB)
Balance as of April 1, 2016	4,622
Decrease in fair value	(113)
Conversion or exchange (Notes 4(c) and 4(z))	(4,678)
Foreign currency translation adjustments	169

Balance as of March 31, 2017	—
Additions	1,264
Foreign currency translation adjustments	(8)

Balance as of March 31, 2018	1,256

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions

Amounts
(in millions of RMB)
Balance as of April 1, 2016	1,264
Additions	293
Net decrease in fair value	(642)
Foreign currency translation adjustments	6

Balance as of March 31, 2017	921
Repayment	(770)
Net decrease in fair value	(17)
Foreign currency translation adjustments	(14)

Balance as of March 31, 2018	120